Expense Example - Western Asset Oregon Municipals Fund	Apr. 30, 2025 USD ($)
Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 56
Expense Example, with Redemption, 3 Years	264
Expense Example, with Redemption, 5 Years	490
Expense Example, with Redemption, 10 Years	1,140
Class IS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	53
Expense Example, with Redemption, 3 Years	238
Expense Example, with Redemption, 5 Years	438
Expense Example, with Redemption, 10 Years	1,018
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	449
Expense Example, with Redemption, 3 Years	674
Expense Example, with Redemption, 5 Years	917
Expense Example, with Redemption, 10 Years	1,614
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	232
Expense Example, with Redemption, 3 Years	484
Expense Example, with Redemption, 5 Years	860
Expense Example, with Redemption, 10 Years	1,766
Class FI
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	87
Expense Example, with Redemption, 3 Years	368
Expense Example, with Redemption, 5 Years	670
Expense Example, with Redemption, 10 Years	$ 1,527